(Loss)/income per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Earnings per share [line items]
Profit/(loss) for the period	$ (52,478)	$ (30,447)	$ (214,856)	$ 46,159
Non-controlling interests	(5,946)	(425)	(9,162)	(1,142)
(Loss)/profit attributable to IHS common shareholders	$ (46,532)	$ (30,022)	$ (205,694)	$ 47,301
Basic weighted average shares outstanding	331,688	294,103	330,913	294,103
Potentially dilutive securities	3,446	23,551	3,381	23,493
Potentially dilutive weighted average common shares outstanding	335,134	317,654	334,294	317,596
Basic (loss)/income per share	$ (0.14)	$ (0.10)	$ (0.62)	$ 0.16
Diluted (loss)/income per share	$ (0.14)	$ (0.10)	$ (0.62)	$ 0.15